Provisions and other liabilities - Expected timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 21,603	$ 25,216
2022 - 2026 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,194
2027 - 2031 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,896
2032 - 2036 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,563
2037 - 2041 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	6,207
Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,742
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	17,417	20,128
Asset retirement obligations [Member] | 2022 - 2026 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,180
Asset retirement obligations [Member] | 2027 - 2031 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,597
Asset retirement obligations [Member] | 2032 - 2036 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,315
Asset retirement obligations [Member] | 2037 - 2041 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	6,152
Asset retirement obligations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,173
Other provisions, including claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,186
Other provisions, including claims and litigations [Member] | 2022 - 2026 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,014
Other provisions, including claims and litigations [Member] | 2027 - 2031 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	299
Other provisions, including claims and litigations [Member] | 2032 - 2036 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	248
Other provisions, including claims and litigations [Member] | 2037 - 2041 [member]
Disclosure of other provisions and other liabilities [line items]
Total provision	55
Other provisions, including claims and litigations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 569
Onerous contracts, cancellation fees and other [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision		$ 166